FUTURE POLICY BENEFITS - Narrative (Details) - Future Policy Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Policyholder Account Balance [Line Items]
Liability remeasurement gain (loss)	$ (60)	$ 3	$ (1)
Net decrease in future policy benefits liabilities	$ 14